Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit after tax	£ 4,697	£ 4,030
Currency translation reserve
Currency translation differences	219	(1,568)
Tax	0	(3)
Fair value through other comprehensive income reserve
Net (losses)/gains from changes in fair value	(578)	1,268
Net losses transferred to net profit on disposal	57	68
Net release of impairment	0	(2)
Net gains/(losses) due to fair value hedging	662	(769)
Tax	(39)	(157)
Cash flow hedging reserve
Net (losses)/gains from changes in fair value	(1,837)	3,043
Net losses/(gains) transferred to net profit	618	(656)
Tax	337	(667)
Other comprehensive (loss)/income that may be recycled to profit or loss	(561)	557
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements	(37)	(283)
Fair value through other comprehensive income reserve	(1)	0
Own credit	457	710
Tax	(110)	(111)
Other comprehensive income not recycled to profit or loss	309	316
Other comprehensive (loss)/income for the period	(252)	873
Total comprehensive income for the period	4,445	4,903
Attributable to:
Equity holders of the parent	4,426	4,880
Non-controlling interests	19	23
Total comprehensive income for the period	£ 4,445	£ 4,903